Commitments, contingent liabilities and legal proceedings - Indian tax cases and Indian regulatory cases (Details) € in Millions, ₨ in Billions			1 Months Ended			3 Months Ended	5 Months Ended		6 Months Ended
	Sep. 25, 2020	Oct. 24, 2019	Sep. 30, 2020 INR (₨) installment	Jan. 31, 2013 INR (₨)	Jan. 31, 2012	Sep. 30, 2020 INR (₨)	Jul. 31, 2020 INR (₨)	Jul. 31, 2020 EUR (€)	Sep. 30, 2020 INR (₨)	Sep. 30, 2020 EUR (€)	Sep. 30, 2020 EUR (€)	Mar. 31, 2020 EUR (€)
Contingent liabilities and legal proceedings - Conti
Litigation period after which judgement was given VIHBV had no obligation to withhold tax from consideration paid to HTIL					5 years
Principal and interest excluding penalties on demand | ₨				₨ 142.0
Threshold period to decide whether to apply to the Singapore court to set aside the award	3 months					3 months
Vodafone Idea Limited
Contingent liabilities and legal proceedings - Conti
Potential exposure									₨ 84.0	€ 973
Cash outflow												€ 235
Percentage of payments to be made			10.00%
Interest on payments to be made thereafter			8.00%
Number of annual instalments | installment			10
Total estimated liability			₨ 654.0			₨ 654.0			₨ 654.0		€ 7,600
Dispute with Department of Telecommunications (DoT)
Contingent liabilities and legal proceedings - Conti
Period of demands became due and payable		3 months
Dispute with Department of Telecommunications (DoT) | Vodafone Idea Limited
Contingent liabilities and legal proceedings - Conti
Total amount paid to Department of telecommunications							₨ 78.5	€ 900
Legal regulatory case, one time spectrum charges | Vodafone India
Contingent liabilities and legal proceedings - Conti
Amount of one time spectrum charges										€ 400